Financial instruments by category (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial instruments by category [Line Items]
Financial assets		$ 184,768	$ 200,217
Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		16,215	19,519
Financial assets neither past due nor impaired [member] | Trade receivables [member] | Existing customers (more than 6 months) with no defaults in the past [Member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	[1]	5,774	7,047
External credit rating B2 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		1,196	70
External credit rating Ba2 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		5,511	0
External credit rating Ba3 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		3,734	8,788
External credit rating Baa3 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets		$ 0	$ 3,614

[1]	Group 1 – existing customers (more than 6 months) with no defaults in the past.